Segmented Information (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment
Information by reportable segment is as follows:

	REGULATED									NON-REGULATED
	United States			Canada						Energy		Inter-
Quarter Ended June 30, 2017		UNS	Central	FortisBC	Fortis	FortisBC	Eastern	Caribbean		Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Canadian	Electric	Total	structure	and Other	eliminations	Total
Revenue	408	552	206	227	148	85	251	80	1,957	59	1	(2)	2,015
Energy supply costs	—	175	64	72	—	21	158	35	525	—	—	(1)	524
Operating expenses	115	150	100	72	48	21	33	13	552	10	10	(1)	571
Depreciation and amortization	56	67	17	50	46	15	24	14	289	8	1	—	298
Operating income (loss)	237	160	25	33	54	28	36	18	591	41	(10)	—	622
Other income (expenses), net	11	3	2	5	1	—	1	—	23	—	2	(1)	24
Finance charges	67	26	11	29	24	9	14	5	185	1	47	(1)	232
Income tax expense (recovery)	67	48	6	3	—	3	5	—	132	2	(32)	—	102
Net earnings (loss)	114	89	10	6	31	16	18	13	297	38	(23)	—	312
Non-controlling interests	21	—	—	—	—	—	—	4	25	13	—	—	38
Preference share dividends	—	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings (loss) attributable to common equity shareholders	93	89	10	6	31	16	18	9	272	25	(40)	—	257
Goodwill	7,960	1,793	585	913	227	235	67	184	11,964	27	—	—	11,991
Identifiable assets	9,925	6,903	2,504	5,262	4,014	1,920	2,332	1,148	34,008	1,554	93	(65)	35,590
Total assets	17,885	8,696	3,089	6,175	4,241	2,155	2,399	1,332	45,972	1,581	93	(65)	47,581
Gross capital expenditures	244	121	53	103	102	25	36	32	716	3	—	—	719

Quarter Ended June 30, 2016
($ millions)
Revenue	—	490	185	201	144	83	245	71	1,419	67	3	(4)	1,485
Energy supply costs	—	176	52	41	—	21	154	29	473	16	—	(1)	488
Operating expenses	—	146	89	69	48	21	34	12	419	9	28	(2)	454
Depreciation and amortization	—	65	15	50	44	14	23	13	224	7	1	—	232
Operating income (loss)	—	103	29	41	52	27	34	17	303	35	(26)	(1)	311
Other income (expenses), net	—	2	1	4	—	—	1	1	9	(1)	1	—	9
Finance charges	—	25	10	33	22	9	14	3	116	1	34	(1)	150
Income tax expense (recovery)	—	24	8	4	—	3	5	—	44	1	(17)	—	28
Net earnings (loss)	—	56	12	8	30	15	16	15	152	32	(42)	—	142
Non-controlling interests	—	—	—	—	—	—	—	4	4	13	—	—	17
Preference share dividends	—	—	—	—	—	—	—	—	—	—	18	—	18
Net earnings (loss) attributable to common equity shareholders	—	56	12	8	30	15	16	11	148	19	(60)	—	107
Goodwill	—	1,784	582	913	227	235	67	183	3,991	27	—	—	4,018
Identifiable assets	—	6,562	2,430	5,063	3,717	1,874	2,247	1,066	22,959	1,473	234	(61)	24,605
Total assets	—	8,346	3,012	5,976	3,944	2,109	2,314	1,249	26,950	1,500	234	(61)	28,623
Gross capital expenditures	—	98	60	79	87	19	35	42	420	5	8	—	433

	REGULATED									NON-REGULATED
	United States			Canada						Energy		Inter-
Year-to-Date June 30, 2017		UNS	Central	FortisBC	Fortis	FortisBC	Eastern	Caribbean		Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Canadian	Electric	Total	structure	and Other	eliminations	Total
Revenue	803	1,010	464	676	295	198	583	150	4,179	115	1	(6)	4,289
Energy supply costs	—	346	149	254	—	67	394	68	1,278	1	—	(1)	1,278
Operating expenses	227	297	210	144	100	44	68	23	1,113	23	22	(5)	1,153
Depreciation and amortization	110	133	34	100	95	31	47	28	578	16	1	—	595
Operating income (loss)	466	234	71	178	100	56	74	31	1,210	75	(22)	—	1,263
Other income (expenses), net	21	15	4	9	2	—	1	2	54	—	2	(1)	55
Finance charges	130	52	21	58	46	18	28	10	363	2	97	(1)	461
Income tax expense (recovery)	132	67	21	26	—	7	11	—	264	7	(63)	—	208
Net earnings (loss)	225	130	33	103	56	31	36	23	637	66	(54)	—	649
Non-controlling interests	41	—	—	—	—	—	—	6	47	18	—	—	65
Preference share dividends	—	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings (loss) attributable to common equity shareholders	184	130	33	103	56	31	36	17	590	48	(87)	—	551
Goodwill	7,960	1,793	585	913	227	235	67	184	11,964	27	—	—	11,991
Identifiable assets	9,925	6,903	2,504	5,262	4,014	1,920	2,332	1,148	34,008	1,554	93	(65)	35,590
Total assets	17,885	8,696	3,089	6,175	4,241	2,155	2,399	1,332	45,972	1,581	93	(65)	47,581
Gross capital expenditures	512	248	103	197	195	46	63	57	1,421	7	—	—	1,428

Year-to-Date June 30, 2016
($ millions)
Revenue	—	930	434	607	286	187	574	146	3,164	95	5	(7)	3,257
Energy supply costs	—	356	133	175	—	61	388	66	1,179	17	—	(1)	1,195
Operating expenses	—	299	193	140	96	43	69	24	864	16	53	(5)	928
Depreciation and amortization	—	132	31	100	89	28	45	26	451	13	2	—	466
Operating income (loss)	—	143	77	192	101	55	72	30	670	49	(50)	(1)	668
Other income (expenses), net	—	4	2	7	2	—	1	4	20	1	4	—	25
Finance charges	—	51	20	64	42	19	28	6	230	2	62	(1)	293
Income tax expense (recovery)	—	28	23	35	—	6	11	—	103	1	(34)	—	70
Net earnings (loss)	—	68	36	100	61	30	34	28	357	47	(74)	—	330
Non-controlling interests	—	—	—	—	—	—	—	7	7	17	—	—	24
Preference share dividends	—	—	—	—	—	—	—	—	—	—	37	—	37
Net earnings (loss) attributable to common equity shareholders	—	68	36	100	61	30	34	21	350	30	(111)	—	269
Goodwill	—	1,784	582	913	227	235	67	183	3,991	27	—	—	4,018
Identifiable assets	—	6,562	2,430	5,063	3,717	1,874	2,247	1,066	22,959	1,473	234	(61)	24,605
Total assets	—	8,346	3,012	5,976	3,944	2,109	2,314	1,249	26,950	1,500	234	(61)	28,623
Gross capital expenditures	—	218	118	166	166	38	63	64	833	16	10	—	859

Schedule of Significant Inter-company Transactions
Inter-company balances and inter-company transactions, including any related inter-company profit, are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. The significant inter-company transactions are summarized in the following table.

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2017	2016	2017	2016
Sale of capacity from Waneta Expansion to FortisBC Electric (Note 18)	3	3	19	18
Sale of energy from Belize Electric Company Limited to Belize Electricity	7	6	14	14
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy (Note 18)	5	5	13	5